PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2022
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of the company's principal subsidiaries and consolidated VIEs

As of December 31, 2022, the Company’s principal subsidiaries and consolidated VIEs were as follows:

	Place of	Date of	Percentage of
	incorporation	incorporation	beneficial ownership	Principal activities
Wholly owned subsidiary:
Mrfresh Limited (“Mrfresh”)	Cayman Islands	November 24, 2017	100%	Offshore holding company
Missfresh HK Limited (“Missfresh HK”)	Hongkong, PRC	April 16, 2015	100%	Offshore holding company
Jinan Missfresh Bianligou Network Technology Co., Ltd. (“Jinan Bianligou”)	Jinan, PRC	January 24, 2018	100%	Online retail through mobile app
Changshu Missfresh E-Commerce Co., Ltd. (“Changshu Missfresh”)	Changshu, PRC	January 16, 2020	100%	Online retail through mobile app
Beijing Missfresh E-Commerce Co., Ltd. (“Beijing Missfresh”)	Beijing, PRC	October 30, 2014	100%	Online retail through mobile app
Beijing Missfresh Bianligou E-Commerce Co., Ltd. (“Beijing Bianligou”) (formerly as a VIE of Jinan Bianligou prior to December 2020)	Beijing, PRC	August 3, 2017	100%	Sale of food through convenience go smart retail machine
Qingdao Missfresh Ecommerce Co., Ltd.	Qingda0, PRC	January 26, 2021	100%	Online retail through mobile app